Annual Operating Expenses - FidelityAdvisorValueStrategiesFund-AMCIPRO - FidelityAdvisorValueStrategiesFund-AMCIPRO - Fidelity Advisor Value Strategies Fund	Jan. 28, 2023
Fidelity Advisor Value Strategies Fund - Class A
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.22%
Total annual operating expenses	1.14%
Fidelity Advisor Value Strategies Fund - Class C
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.25%
Total annual operating expenses	1.92%
Fidelity Advisor Value Strategies Fund - Class M
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	0.20%
Total annual operating expenses	1.37%
Fidelity Advisor Value Strategies Fund - Class I
Operating Expenses:
Management fee	0.67%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.22%
Total annual operating expenses	0.89%